Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss for the year	$ (16,515,389)	$ (8,563,473)
Items not affecting cash:
Accretion	445,190	408,181
Amortization and depreciation	380,338	298,666
Impairment charges		78,456
Foreign exchange loss	20,904	36,530
Stock option expense	5,744,656	1,425,645
Interest income	(406,132)	(20,987)
Loss on write-off of sales tax recoverable	91,289
(Gain) loss on divestment of mineral properties	(29,148)	89,914
(Gain) loss on divestment of subsidiary	(1,594,901)
Loss (gain) on change in asset retirement obligation estimate	157,226	(1,719,943)
Unrealized gain on uranium investment		(1,554,000)
Gain on sale of uranium investment	(35,000)	(524,075)
Unrealized gain on marketable securities	(1,057,405)
Loss on investment in associate	586,900	355,735
Changes in non-cash working capital items:
Receivables and prepaid expenses	(715,928)	(203,160)
Deposit - uranium investment	(3,000,000)
Restricted cash	(50,049,202)
Accounts payable and accrued liabilities	(3,656,511)	5,921,147
Due to related parties	434,902	4,562
Net cash operating activities	(69,198,211)	(3,966,802)
Investing activities
Acquisition of intangible assets	(55,150)	(17,241)
Acquisition of property, plant, and equipment	(979,501)	(300,737)
Mineral property expenditures	(9,860,682)	(2,357,254)
Proceeds from divestment of mineral properties	48,480	105,600
Cash acquired from Azarga asset acquisition		1,860,360
Transaction costs on Azarga asset acquisition		(3,252,264)
Deferred acquisition costs	(6,009,303)
Interest income received	406,132	20,987
Investment in uranium		(9,076,000)
Proceeds received from sale of uranium investment	4,245,000	6,975,000
Settlement of asset retirement obligation	(11,324)	(11,189)
Net cash investing activities	(12,216,348)	(6,052,738)
Financing activities
Private placement proceeds	23,057,411	11,966,494
Share issue costs	(1,473,875)	(762,902)
Proceeds from exercise of warrants	2,452,227	2,633,029
Proceeds from exercise of stock options	1,177,093	288,572
Share subscriptions received	51,558,624
Deferred financing costs	(1,717,268)
Lease payments	(104,815)	(37,588)
Net cash financing activities	74,949,397	14,087,605
Effect of foreign exchange on cash	(211,309)	(61,831)
Change in cash	(6,676,471)	4,006,234
Cash, beginning of year	9,188,483	5,182,249
Cash, end of year	$ 2,512,012	$ 9,188,483